Lease Transactions (Narrative) (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Leases [Abstract]
Right-of-use assets of finance lease	¥ 19,182
Right-of-use asset of finance lease, in condensed consolidated balance sheets line item	us-gaap:PropertyPlantAndEquipmentNet
Lease liabilities of finance leases	¥ 26,097
Lease liabilities of finance leases, in condensed consolidated balance sheets line item	us-gaap:LongTermDebtAndCapitalLeaseObligationsIncludingCurrentMaturities
Right-of-use assets of operating leases	¥ 406,567
Right-of-use asset of operating leases, in condensed consolidated balance sheets line item	us-gaap:OtherAssets
Lease liabilities of operating leases	¥ 482,474
Lease liabilities of operating leases, in condensed consolidated balance sheets line item	us-gaap:OtherLiabilities